Note 5 - Goodwill and Other Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill, gross	$ 208,036	$ 26,642
Goodwill, net	208,036	26,642
Goodwill allocation related to acquisition	3,809	182,905
Foreign currency translation	2,976	(1,511)
Goodwill, gross	214,821	208,036
Goodwill, net	214,821	208,036
Aerospace, Defense, and Rugged Solutions Segment [Member]
Goodwill, gross	190,854	8,019
Goodwill, net	190,854	8,019
Goodwill allocation related to acquisition	3,809	182,905
Foreign currency translation	395	(70)
Goodwill, gross	195,058	190,854
Goodwill, net	195,058	190,854
Industrial Technology and Data Solutions Segment [Member]
Goodwill, gross	17,182	18,623
Goodwill, net	17,182	18,623
Goodwill allocation related to acquisition	0	0
Foreign currency translation	2,581	(1,441)
Goodwill, gross	19,763	17,182
Goodwill, net	$ 19,763	$ 17,182